Segment Reporting (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Major customers revenue, percentage	10.00%
Revenue customer	10.00%
Major suppliers revenue, percentage	10.00%